Average Annual Total Returns - FidelityMidCapValueK6Fund-PRO - FidelityMidCapValueK6Fund-PRO - Fidelity Mid Cap Value K6 Fund	Apr. 01, 2023
Fidelity Mid Cap Value K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(10.25%)
Past 5 years	4.01%
Since Inception	5.80%
RS013
Average Annual Return:
Past 1 year	(12.03%)
Past 5 years	5.72%
Since Inception	6.72%	[1]

[1]	A From May 25, 2017